CASH FLOW STATEMENT - Analysis of net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	$ (2,535)	$ (2,049)	$ (1,926)
Net cash flow/debt movement	(219)	(537)	(188)
Exchange adjustment	(20)	47	59
Corporate bond issuance expense	1	3	(1)
IFRS 16 lease liabilities	(199)	(196)
IFRS 16 lease liabilities movement	(3)	1	7
Balance at end of year	(2,776)	(2,535)	(2,049)
Currency swaps
Disclosure Of Cash Flow Statement [line items]
Net cash flow/debt movement	(4)	(3)	4
Exchange adjustment	3	3	(4)
Balance at end of year	(1)
Interest swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(13)		2
Exchange adjustment	20	(13)	(2)
Balance at end of year	7	(13)
Overdrafts
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(6)	(5)	(11)
Net cash flow/debt movement	8	1	7
Exchange adjustment	(4)	(2)	(1)
Balance at end of year	(2)	(6)	(5)
Due within one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(154)	(486)	(326)
Net cash flow/debt movement	(604)	302	(162)
Exchange adjustment		23
IFRS 16 lease liabilities movement	(6)	7	2
Balance at end of year	(764)	(154)	(486)
Due after one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(2,712)	(2,848)	(3,353)
Net cash flow/debt movement	429	94	429
Exchange adjustment	(39)	45	72
Corporate bond issuance expense	1	3	(1)
IFRS 16 lease liabilities movement	3	(6)	5
Balance at end of year	(2,318)	(2,712)	(2,848)
Cash
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	350	1,290	1,762
Net cash flow/debt movement	(48)	(931)	(466)
Exchange adjustment		(9)	(6)
Balance at end of year	$ 302	$ 350	$ 1,290